Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,079,225.25
Total Fee Amount	2,220.54
Total Offset Amount	0.00
Net Fee	$ 2,220.54
Offering Table N/A
Offset Table N/A	N/A